Acquisitions, Investments and Disposals: Schedule of changes in non-controlling interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Non-controlling Interests, Balance	$ 374,562	$ 323,175	$ 295,957	$ 305,838
Purchase of non-controlling interest in subsidiaries by the Group	(20)	(7,040)	(3,368)
Non-controlling Interests, New Acquisitions		1,760	246
Non-controlling interests share in subsidiaries' income from continuing operations	75,562	34,761	2,590
Non-controlling Interests, Translation difference	(25,035)	(2,263)	(9,349)
Non-controlling Interest, Effect of changes in ownership of subsidiaries within the Group	880
Non-controlling interest acquired, amount	(860)	5,280	3,368
Non-controlling interest acquired, cash paid	283	17,481	14,631
Southern Kuzbass Power Plant (SKPP)
Time Frame of Acquisition	January-December	February-December	September-October
Non-controlling interest acquired, percentage	0.02%	0.71%	0.44%
Non-controlling interest acquired, amount	20	4,947	3,043
Non-controlling interest acquired, cash paid	283	16,505	11,131
Chelyabinsk Metallurgical Plant (CMP)
Time Frame of Acquisition		January-February	April
Non-controlling interest acquired, percentage		0.00%	0.01%
Non-controlling interest acquired, amount		25	65
Non-controlling interest acquired, cash paid		10
Mechel-Carbon
Time Frame of Acquisition		June	July-September
Non-controlling interest acquired, percentage		0.79%	9.21%
Non-controlling interest acquired, amount		5	260
Non-controlling interest acquired, cash paid		308
Delizia Finance Ltd
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			10.00%
Non-controlling interest acquired, cash paid			3,000
Luckstone Corporation
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			10.00%
Non-controlling interest acquired, cash paid			500
Nerungribank
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			4.89%
Morcenter TECK
Time Frame of Acquisition			March
Non-controlling interest acquired, percentage			0.83%
Other
Time Frame of Acquisition		January-August
Non-controlling interest acquired, amount		303
Non-controlling interest acquired, cash paid		658
Effect of changes in ownership of subsidiaries within the Group
Time Frame of Acquisition	January-December
Non-controlling interest acquired, amount	$ (880)